UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
"                    WASHINGTON, D.C.  20549"

                          FORM 13F

                   FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  September 30, 2012"

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	" Lafayette Investments, Inc."
Address: 17830 New Hampshire Avenue
	 Suite 201
	" Ashton, MD  20861"

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
"Signature, Place, and Date of Signing:"

    Lawrence Judge	"Ashton, MD   November 15, 2012"


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		69

Form 13F Information Table Value Total:		185879




List of Other Included Managers:

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

						Value	Shares	Sh	Put	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000) Prn Amt	Prn	Call	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R102	403	10695	SH		Sole				10695
Alleghany Corp		COM	017175100	5324	15435	SH		Sole				15435
Allergan		COM	18490102	1099	12000	SH		Sole				12000
Avalonbay Comm Reit Inc.COM	53484101	390	2870	SH		Sole				2870
Bank Of Amer Corp	COM	060505104	774	87608	SH		Sole				87608
Beam Inc Com		COM	73730103	312	5421	SH		Sole				5421
Becton Dickinson & Co 	COM	75887109	2752	35035	SH		Sole				35035
Berkshire Hathaway-Cl A	COM	84670108	531	4	SH		Sole				4
Berkshire Hathaway-Cl B	COM	84670702	14078	159618	SH		Sole				159618
Boston Properties	COM	101121101	265	2400	SH		Sole				2400
Braintech Inc New Com	COM	105022206	0	35000	SH		Sole				35000
Chevrontexaco Corp Com	COM	166764100	395	3390	SH		Sole				3390
Coca-Cola Corp		COM	191216100	5198	137037	SH		Sole				137037
Corning Inc Com		COM	219350105	2066	157105	SH		Sole				157105
Costco Wholesale Corp	COM	22160k105	213	2126	SH		Sole				2126
Covidien PLC		COM	g2554f113	5522	92938	SH		Sole				92938
Dell Computer Corp Com	COM	24702r101	3097	314280	SH		Sole				314280
Dover Corp Com		COM	260003108	3470	58334	SH		Sole				58334
Dover Motorsports Inc	COM	260174107	40	28988	SH		Sole				28988
Exxon Mobil Corp	COM	30231g102	7415	81082	SH		Sole				81082
Fed Rlty Invt Tr Sbi-NewCOM	313747206	611	5800	SH		Sole				5800
First Natl Bk Alaska ComCOM	32112J106	459	287	SH		Sole				287
General Electric Corp	COM	369604103	498	21949	SH		Sole				21949
Genuine Parts Co Com	COM	372460105	5151	84407	SH		Sole				84407
Gladstone Capital Corp 	COM	376535100	1015	115971	SH		Sole				115971
Glaxo Holdings Plc	COM	37733w105	1801	38942	SH		Sole				38942
HCP Inc.		COM	40414L109	487	10950	SH		Sole				10950
Hasbro Inc Com		COM	418056107	3594	94169	SH		Sole				94169
Home Depot Inc Com	COM	437076102	2656	43996	SH		Sole				43996
Home Properties		COM	437306103	239	3900	SH		Sole				3900
IShares Tr MSCI Eafe IdxCOM	464287465	215	4065	SH		Sole				4065
Intrntnl Bus Machine	COM	459200101	435	2096	SH		Sole				2096
Intrntnl Speedway Cl A	COM	460335201	989	34862	SH		Sole				34862
Johnson & Johnson	COM	478160104	8021	116392	SH		Sole				116392
Leucadia National Corp	COM	527288104	4638	203881	SH		Sole				203881
Loews Corp		COM	540424108	5292	128267	SH		Sole				128267
Lowes Cos Inc Com	COM	548661107	2305	76225	SH		Sole				76225
Markel Corp Com		COM	570535104	10192	22230	SH		Sole				22230
Marsh & McLennan Cos 	COM	571748102	3467	102194	SH		Sole				102194
McCormick & Co Inc NVtg	COM	579780206	3571	57553	SH		Sole				57553
McDonalds Corp		COM	580135101	347	3780	SH		Sole				3780
Microsoft Corp Com	COM	594918104	4749	159566	SH		Sole				159566
Mohawk Inds Inc Com	COM	608190104	954	11920	SH		Sole				11920
Nestle Sa-Adr Repstg	COM	641069406	1377	21787	SH		Sole				21787
Norfolk Southern Corp	COM	655844108	4171	65544	SH		Sole				65544
Paychex Inc		COM	704326107	6134	184271	SH		Sole				184271
Pepsico Inc		COM	713448108	4256	60139	SH		Sole				60139
Pfizer Inc Com		COM	717081103	592	23814	SH		Sole				23814
Philip Morris Intl Inc 	COM	718172109	316	3512	SH		Sole				3512
Procter & Gamble Co	COM	742718109	5044	72727	SH		Sole				72727
Progressive Corp Ohio 	COM	743315103	4533	218569	SH		Sole				218569
Ryl Dcth Shl PlcAdrCl A	COM	780257804	608	8755	SH		Sole				8755
Sandy Spring Bancorp 	COM	800363103	2724	141484	SH		Sole				141484
Santa Fe Pacific Gld CrpCOM	78463v107	320	1862	SH		Sole				1862
St Joe Corporation	COM	790148100	1781	91339	SH		Sole				91339
Sysco Corp		COM	871829107	5033	160962	SH		Sole				160962
TE Connectivity Ltd	COM	H84989104	3010	88501	SH		Sole				88501
Target Corp Com		COM	87612e106	1888	29750	SH		Sole				29750
Tearlab Corp.		COM	878193101	67	17390	SH		Sole				17390
Tyco Intl Ltd New Com	COM	h89128104	3212	57099	SH		Sole				57099
Verizon Communications 	COM	92343v104	375	8240	SH		Sole				8240
Wal Mart Stores Inc Com	COM	931142103	10256	138975	SH		Sole				138975
Walgreen Co		COM	931422109	4922	135073	SH		Sole				135073
Walt Disney Holding Co	COM	254687106	4726	90403	SH		Sole				90403
Washington Post Co Cl B	COM	939640108	1660	4571	SH		Sole				4571
Washington Rl Est Inv TrCOM	939653101	389	14503	SH		Sole				14503
Wells Fargo & Co (new)	COM	949746101	2943	85240	SH		Sole				85240
SPDR Tr Unit Ser 1		78462f103	249	1728	SH		Sole				1728.041
Source Capital Inc		836144105	263	5050	SH		Sole				5050.141


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